NET INCOME FROM DISCONTINUED OPERATIONS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents balance disposed of		$ (3,137,885)
Net cash used in investing activities	$ 0	$ (3,137,885)